Securities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Securities	Securities
a)    Securities classified at fair value through profit and loss are presented in the following table:

	2022				2021
	Gross carrying amount	Fair value	Group portfolio	Retirement plan assets (i)	Gross carrying amount	Fair value	Group portfolio	Retirement plan assets (i)

Financial assets
At fair value through profit or loss
Available portfolio	86,273,732	86,336,920	40,648,295	45,688,625	56,899,391	56,985,365	24,982,206	32,003,159
Brazilian onshore sovereign bonds	25,262,407	25,127,998	22,799,302	2,328,696	15,577,753	15,582,410	12,708,187	2,874,223
Investment funds	42,274,069	42,274,069	2,389,131	39,884,938	28,494,662	28,494,662	2,184,461	26,310,201
Stocks issued by public-held company	5,494,957	5,494,957	5,155,761	339,196	4,768,724	4,768,724	4,059,183	709,541
Debentures	5,013,524	4,990,882	2,768,843	2,222,039	4,493,406	4,522,150	3,091,370	1,430,780
Structured transaction certificate	243,790	285,560	285,560	—	235,794	270,225	270,225	—
Bank deposit certificates (ii)	525,778	541,294	523,859	17,435	352,770	356,313	331,605	24,708
Agribusiness receivables certificates	1,998,287	1,984,686	1,964,977	19,709	573,374	579,224	579,224	—
Certificate of real estate receivable	1,799,625	1,803,111	1,800,671	2,440	568,347	575,717	575,717	—
Financial credit bills	663,589	738,028	16,981	721,047	663,236	669,819	28,661	641,158
Real estate credit bill	2,299,236	2,302,124	2,302,124	—	—	—	—	—
Others (iv)	698,470	794,211	641,086	153,125	1,171,325	1,166,121	1,153,573	12,548
Investments held in trust accounts	1,176,084	1,176,084	1,176,084	—	1,194,590	1,194,590	1,194,590	—
US government bonds (iii)	1,176,084	1,176,084	1,176,084	—	1,194,590	1,194,590	1,194,590	—
Total	87,449,816	87,513,004	41,824,379	45,688,625	58,093,981	58,179,955	26,176,796	32,003,159

(i)Those financial products represent investment contracts that have the legal form of retirement plans, which do not transfer substantial insurance risk to the Group. Therefore, contributions received from participants are accounted for as liabilities and an asset of the participant in the linked Specially Constituted Investment Fund (“FIE”). Besides assets which are presented segregated above, as retirement plan assets, the Group has proprietary assets to guarantee the solvency of our insurance and pension plan operations, under the terms of CNSP Resolution No. 432/2021, presented as Group portfolio, within investment funds line. As of December 31, 2022, those assets represent R$183,732 (December 31, 2021 - R$106,425).
(ii)Bank deposit certificates include R$252,877 (December 31, 2021 – R$194,892) presented as cash equivalents in the statements of cash flows.
(iii)Related to investments received through IPO transactions derived by XPAC Acquisition Corp. These funds are restricted for use and may only be used for purposes of completing an initial business combination or redemption of public shares as set forth in XPAC Acquisition Corp. trust agreement.
(iv)Mainly related to bonds issued and traded overseas and other securities.
b)    Securities at fair value through other comprehensive income are presented in the following table:

	2022		2021
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial assets
At fair value through other comprehensive income
Brazilian onshore sovereign bonds	33,532,740	32,931,403	32,725,011	31,868,878
Brazilian offshore sovereign bonds	1,379,129	1,321,258	458,755	463,499
Corporate bonds	238,730	226,007	—	—
Total	35,150,599	34,478,668	33,183,766	32,332,377
c)    Securities evaluated at amortized cost are presented in the following table:

	2022		2021
	Gross carrying amount	Book value	Gross carrying amount	Book value

Financial assets
At amortized cost (i)
Brazilian onshore sovereign bonds	5,835,971	5,834,628	—	—
Foreign sovereign bonds	1,743,688	1,742,311	1,871,273	1,868,776
Rural product note	507,131	506,927	328,638	328,638
Debentures	—	—	41,393	41,393
Commercial notes	1,188,237	1,188,237	—	—
Total	9,275,027	9,272,103	2,241,304	2,238,807

(i)Includes expected credit loss in the amount of R$2,924 (December 31, 2021 – R$2,497). The reconciliation of gross carrying amount and the expected credit losses segregated by stages are presented in the Note 14.
d)    Securities on the financial liabilities classified at fair value through profit or loss are presented in the following table:

	2022		2021
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial liabilities
At fair value through profit or loss
Securities loaned	13,048,246	13,048,246	2,146,398	2,146,398
e)    Debentures designated at fair value through profit or loss are presented in the following table:
On May 6, 2021, XP Investimentos, issued non-convertible Debentures, in the aggregate amount of R$500,018, with the objective of funding the Group’s working capital for the construction of “Vila XP” at São Roque, State of São Paulo and designated this instrument as fair value through profit or loss in order to align it with the Group’s risk management and investment strategy. The principal amount is due on April 10, 2036. The accrued interest is payable every month from the issuance date and is calculated based on the IPCA (brazilian inflation index) plus 5%p.a.

	2022		2021
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial liabilities
At fair value through profit or loss
Debentures	567,838	481,019	536,881	518,804
Unrealized gains/(losses) due to own credit risk for liabilities for which the fair value option has been elected are recorded in other comprehensive income. Gain/(losses) due to own credit risk were not material for the period ended December 31, 2022.
Determination of own credit risk for items for which the fair value option was elected
The debenture’s own credit risk is calculated as the difference between its yield and its benchmark rate for similar Brazilian federal securities.
e.1)    Difference between aggregate fair value and aggregate remaining contractual principal balance outstanding
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of December 31, 2022 for instruments for which the fair value option has been elected.

	2022
	Contractual principal outstanding	Fair value	Fair value/(under) contractual principal outstanding

Long-term debt
Debentures	567,838	481,019	(86,819)
f)    Below is presented the securities classified by maturity:

	Assets		Liabilities
	2022	2021	2022	2021

Financial assets
At fair value through PL and at OCI
Current	73,569,049	47,431,624	13,048,246	2,146,398
Non-stated maturity	49,001,359	31,425,792	13,048,246	2,146,398
Up to 3 months	18,739,708	4,556,261	—	—
From 4 to 12 months	5,827,982	11,449,571	—	—

Non-current	48,422,623	43,088,235	481,019	518,804
After one year	48,422,623	43,088,235	481,019	518,804

Evaluated at amortized cost
Current	7,952,328	1,891,889	—	—
Up to 3 months	3,327,313	1,698,760	—	—
From 4 to 12 months	4,625,015	193,129	—	—

Non-current	1,319,775	349,415	—	—
After one year	1,319,775	349,415	—	—

Total	131,263,775	92,761,163	13,529,265	2,665,202
The reconciliation of expected loss to financial assets at amortized cost – securities segregated by stage according with to IFRS 9 is demonstrated in Note 14.